Fees and Expenses - Allspring Municipal Fixed Income Funds	Jun. 30, 2026 USD ($)
California Limited-Term Tax-Free Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages  88 and 90 of the Prospectus and “Additional Purchase and Redemption Information” on page  86 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 122  for further information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds.
Expenses Restated to Reflect Current [Text]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment)
	A	INSTITUTIONAL
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.00%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	None
[1]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[2]
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	A	INSTITUTIONAL
Management Fees	0.40%	0.40%
Distribution (12b-1) Fees	0.00%	0.00%
Other Expenses	0.45%	0.14%
Total Annual Fund Operating Expenses	0.85%	0.54%
Fee Waivers	(0.05)%	(0.04)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.80%	0.50%
[2],[3]
Expenses Deferred Charges [Text Block]	Investments of $250,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 0.40% if redeemed within 12 months from the date of purchase.
Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
Expense Example, With Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class A	$280	$461	$657	$1,223
Institutional Class	$51	$169	$298	$673

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20%  of the average value of its portfolio.

Portfolio Turnover, Rate	20.00%
California Tax-Free Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages  88 and 90 of the Prospectus and “Additional Purchase and Redemption Information” on page  86 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 122  for further information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds.
Expenses Restated to Reflect Current [Text]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment)
	A	C	INSTITUTIONAL
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	None	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%	None
[4]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[5]
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	A	C	INSTITUTIONAL
Management Fees	0.40%	0.40%	0.40%
Distribution (12b-1) Fees	0.00%	0.75%	0.00%
Other Expenses	0.43%	0.43%	0.12%
Total Annual Fund Operating Expenses	0.83%	1.58%	0.52%
Fee Waivers	(0.08)%	(0.08)%	(0.04)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.75%	1.50%	0.48%
[5],[6]
Expenses Deferred Charges [Text Block]	Investments of $500,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
Expense Example, With Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class A	$523	$695	$882	$1,422
Class C	$253	$491	$853	$1,872
Institutional Class	$49	$163	$287	$649
ASSUMING YOU HELD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class C	$153	$491	$853	$1,872

Expense Example, No Redemption, By Year, Caption [Text]	ASSUMING YOU HELD YOUR SHARES, YOU WOULD PAY:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25%  of the average value of its portfolio.

Portfolio Turnover, Rate	25.00%
High Yield Municipal Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages  88 and 90 of the Prospectus and “Additional Purchase and Redemption Information” on page  86 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 122  for further information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds.
Expenses Restated to Reflect Current [Text]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment)
	A	C	R6	INSTITUTIONAL
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	None	None	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%	None	None
[7]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[8]
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	A	C	R6	INSTITUTIONAL
Management Fees	0.50%	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	0.00%	0.75%	0.00%	0.00%
Other Expenses	0.50%	0.50%	0.14%	0.19%
Total Annual Fund Operating Expenses	1.00%	1.75%	0.64%	0.69%
Fee Waivers	(0.20)%	(0.20)%	(0.14)%	(0.14)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.80%	1.55%	0.50%	0.55%
[8],[9]
Expenses Deferred Charges [Text Block]	Investments of $500,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
Expense Example, With Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class A	$528	$735	$959	$1,602
Class C	$258	$532	$930	$2,046
Class R6	$51	$191	$343	$785
Institutional Class	$56	$207	$370	$845
ASSUMING YOU HELD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class C	$158	$532	$930	$2,046

Expense Example, No Redemption, By Year, Caption [Text]	ASSUMING YOU HELD YOUR SHARES, YOU WOULD PAY:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35%  of the average value of its portfolio.

Portfolio Turnover, Rate	35.00%
Intermediate Tax/AMT-Free Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages  88 and 90 of the Prospectus and “Additional Purchase and Redemption Information” on page  86 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 122  for further information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds.
Expenses Restated to Reflect Current [Text]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment)
	A	C	R6	INSTITUTIONAL
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.00%	None	None	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%	None	None
[10]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[11]
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	A	C	R6	INSTITUTIONAL
Management Fees	0.39%	0.39%	0.39%	0.39%
Distribution (12b-1) Fees	0.00%	0.75%	0.00%	0.00%
Other Expenses	0.42%	0.42%	0.06%	0.11%
Total Annual Fund Operating Expenses	0.81%	1.56%	0.45%	0.50%
Fee Waivers	(0.15)%	(0.15)%	(0.15)%	(0.15)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.66%	1.41%	0.30%	0.35%
[11],[12]
Expenses Deferred Charges [Text Block]	Investments of $500,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 0.50% if redeemed within 12 months from the date of purchase.
Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
Expense Example, With Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class A	$365	$536	$722	$1,258
Class C	$244	$478	$836	$1,844
Class R6	$31	$129	$237	$552
Institutional Class	$36	$145	$265	$614
ASSUMING YOU HELD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class C	$144	$478	$836	$1,844

Expense Example, No Redemption, By Year, Caption [Text]	ASSUMING YOU HELD YOUR SHARES, YOU WOULD PAY:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14%  of the average value of its portfolio.

Portfolio Turnover, Rate	14.00%
Minnesota Tax-Free Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages  88 and 90 of the Prospectus and “Additional Purchase and Redemption Information” on page  86 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 122  for further information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds.
Expenses Restated to Reflect Current [Text]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment)
	A	INSTITUTIONAL
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	None
[13]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[14]
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	A	INSTITUTIONAL
Management Fees	0.40%	0.40%
Distribution (12b-1) Fees	0.00%	0.00%
Other Expenses	0.49%	0.18%
Total Annual Fund Operating Expenses	0.89%	0.58%
Fee Waivers	(0.06)%	(0.06)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.83%	0.52%
[14],[15]
Expenses Deferred Charges [Text Block]	Investments of $500,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
Expense Example, With Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class A	$531	$715	$915	$1,491
Institutional Class	$53	$180	$318	$720

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15%  of the average value of its portfolio.

Portfolio Turnover, Rate	15.00%
Municipal Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages  88 and 90 of the Prospectus and “Additional Purchase and Redemption Information” on page  86 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 122  for further information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds.
Expenses Restated to Reflect Current [Text]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment)
	A	C	R6	ADMINISTRATOR	INSTITUTIONAL
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%	None	None	None
[16]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[17]
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	A	C	R6	ADMINISTRATOR	INSTITUTIONAL
Management Fees	0.32%	0.32%	0.32%	0.32%	0.32%
Distribution (12b-1) Fees	0.00%	0.75%	0.00%	0.00%	0.00%
Other Expenses	0.41%	0.41%	0.05%	0.37%	0.10%
Total Annual Fund Operating Expenses	0.73%	1.48%	0.37%	0.69%	0.42%
Fee Waivers	(0.00)%	(0.00)%	(0.00)%	(0.09)%	(0.00)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.73%	1.48%	0.37%	0.60%	0.42%
[17],[18]
Expenses Deferred Charges [Text Block]	Investments of $500,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
Expense Example, With Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class A	$521	$673	$838	$1,316
Class C	$251	$468	$808	$1,768
Class R6	$38	$119	$208	$468
Administrator Class	$61	$212	$375	$850
Institutional Class	$43	$135	$235	$530
ASSUMING YOU HELD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class C	$151	$468	$808	$1,768

Expense Example, No Redemption, By Year, Caption [Text]	ASSUMING YOU HELD YOUR SHARES, YOU WOULD PAY:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11%  of the average value of its portfolio.

Portfolio Turnover, Rate	11.00%
Pennsylvania Tax-Free Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages  88 and 90 of the Prospectus and “Additional Purchase and Redemption Information” on page  86 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 122  for further information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds.
Expenses Restated to Reflect Current [Text]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment)
	A	INSTITUTIONAL
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	None
[19]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[20]
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	A	INSTITUTIONAL
Management Fees	0.40%	0.40%
Distribution (12b-1) Fees	0.00%	0.00%
Other Expenses	0.55%	0.24%
Total Annual Fund Operating Expenses	0.95%	0.64%
Fee Waivers	(0.21)%	(0.15)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.74%	0.49%
[20],[21]
Expenses Deferred Charges [Text Block]	Investments of $500,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
Expense Example, With Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class A	$522	$719	$932	$1,546
Institutional Class	$50	$190	$342	$784

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27%  of the average value of its portfolio.

Portfolio Turnover, Rate	27.00%
Short-Term Municipal Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages  88 and 90 of the Prospectus and “Additional Purchase and Redemption Information” on page  86 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 122  for further information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds.
Expenses Restated to Reflect Current [Text]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment)
	A	C	R6	INSTITUTIONAL
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.00%	None	None	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%	None	None
[22]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[23]
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	A	C	R6	INSTITUTIONAL
Management Fees	0.34%	0.34%	0.34%	0.34%
Distribution (12b-1) Fees	0.00%	0.75%	0.00%	0.00%
Other Expenses	0.41%	0.41%	0.05%	0.10%
Total Annual Fund Operating Expenses	0.75%	1.50%	0.39%	0.44%
Fee Waivers	(0.12)%	(0.12)%	(0.04)%	(0.04)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.63%	1.38%	0.35%	0.40%
[23],[24]
Expenses Deferred Charges [Text Block]	Investments of $250,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 0.40% if redeemed within 12 months from the date of purchase.
Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
Expense Example, With Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class A	$263	$423	$597	$1,101
Class C	$240	$462	$807	$1,780
Class R6	$36	$121	$215	$489
Institutional Class	$41	$137	$242	$551
ASSUMING YOU HELD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class C	$140	$462	$807	$1,780

Expense Example, No Redemption, By Year, Caption [Text]	ASSUMING YOU HELD YOUR SHARES, YOU WOULD PAY:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34%  of the average value of its portfolio.

Portfolio Turnover, Rate	34.00%
Strategic Municipal Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages  88 and 90 of the Prospectus and “Additional Purchase and Redemption Information” on page  86 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 122  for further information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds.
Expenses Restated to Reflect Current [Text]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment)
	A	C	R6	INSTITUTIONAL
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%	None	None	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%	None	None
[25]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[26]
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	A	C	R6	INSTITUTIONAL
Management Fees	0.37%	0.37%	0.37%	0.37%
Distribution (12b-1) Fees	0.00%	0.75%	0.00%	0.00%
Other Expenses	0.41%	0.41%	0.05%	0.10%
Total Annual Fund Operating Expenses	0.78%	1.53%	0.42%	0.47%
Fee Waivers	(0.00)%	(0.00)%	(0.00)%	(0.00)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.78%	1.53%	0.42%	0.47%
[26],[27]
Expenses Deferred Charges [Text Block]	Investments of $250,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
Expense Example, With Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class A	$476	$639	$816	$1,327
Class C	$256	$483	$834	$1,824
Class R6	$43	$135	$235	$530
Institutional Class	$48	$151	$263	$591
ASSUMING YOU HELD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class C	$156	$483	$834	$1,824

Expense Example, No Redemption, By Year, Caption [Text]	ASSUMING YOU HELD YOUR SHARES, YOU WOULD PAY:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15%  of the average value of its portfolio.

Portfolio Turnover, Rate	15.00%
Ultra Short-Term Municipal Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages  88 and 90 of the Prospectus and “Additional Purchase and Redemption Information” on page  86 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 122  for further information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds.
Expenses Restated to Reflect Current [Text]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment)
	A	A2	R6	INSTITUTIONAL
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.00%	None	None	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	None	None	None
[28]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[29]
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	A	A2	R6	INSTITUTIONAL
Management Fees	0.25%	0.25%	0.25%	0.25%
Distribution (12b-1) Fees	0.00%	0.00%	0.00%	0.00%
Other Expenses	0.42%	0.32%	0.06%	0.11%
Total Annual Fund Operating Expenses	0.67%	0.57%	0.31%	0.36%
Fee Waivers	(0.17)%	(0.17)%	(0.11)%	(0.11)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.50%	0.40%	0.20%	0.25%
[29],[30]
Expenses Deferred Charges [Text Block]	Investments of $250,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 0.40% if redeemed within 12 months from the date of purchase.
Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
Expense Example, With Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class A	$250	$393	$549	$1,002
Class A2	$41	$166	$301	$697
Class R6	$20	$89	$163	$382
Institutional Class	$26	$105	$191	$445

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37%  of the average value of its portfolio.

Portfolio Turnover, Rate	37.00%
Wisconsin Tax-Free Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages  88 and 90 of the Prospectus and “Additional Purchase and Redemption Information” on page  86 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 122  for further information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds.
Expenses Restated to Reflect Current [Text]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment)
	A	INSTITUTIONAL
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	None
[31]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[32]
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	A	INSTITUTIONAL
Management Fees	0.40%	0.40%
Distribution (12b-1) Fees	0.00%	0.00%
Other Expenses	0.51%	0.20%
Total Annual Fund Operating Expenses	0.91%	0.60%
Fee Waivers	(0.21)%	(0.08)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.70%	0.52%
[32],[33]
Expenses Deferred Charges [Text Block]	Investments of $500,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
Expense Example, With Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class A	$518	$707	$912	$1,501
Institutional Class	$53	$184	$327	$742

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20%  of the average value of its portfolio.

Portfolio Turnover, Rate	20.00%

[1]
1.	Investments of $250,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 0.40% if redeemed within 12 months from the date of purchase.

[2]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[3]
2.	The Manager has contractually committed through October 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.80% for Class A and at 0.50% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[4]
1.	Investments of $500,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

[5]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[6]
2.	The Manager has contractually committed through October 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.75% for Class A, 1.50% for Class C and 0.48% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[7]
1.	Investments of $500,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

[8]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[9]
2.	The Manager has contractually committed through October 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.80% for Class A, 1.55% for Class C, 0.50% for Class R6 and 0.55% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[10]
1.	Investments of $500,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 0.50% if redeemed within 12 months from the date of purchase.

[11]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[12]
2.	The Manager has contractually committed through October 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.66% for Class A, 1.41% for Class C, 0.30% for Class R6 and 0.35% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[13]
1.	Investments of $500,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

[14]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[15]
2.	The Manager has contractually committed through October 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.83% for Class A and at 0.52% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[16]
1.	Investments of $500,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

[17]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[18]
2.	The Manager has contractually committed through October 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.75% for Class A, 1.50% for Class C, 0.40% for Class R6, 0.60% for Administrator Class and 0.45% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[19]
1.	Investments of $500,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

[20]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[21]
2.	The Manager has contractually committed through October 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.74% for Class A and at 0.49% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[22]
1.	Investments of $250,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 0.40% if redeemed within 12 months from the date of purchase.

[23]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[24]
2.	The Manager has contractually committed through October 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.63% for Class A, 1.38% for Class C, 0.35% for Class R6 and 0.40% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[25]
1.	Investments of $250,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

[26]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[27]
2.	The Manager has contractually committed through October 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.78% for Class A, 1.53% for Class C, 0.42% for Class R6 and 0.47% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[28]
1.	Investments of $250,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 0.40% if redeemed within 12 months from the date of purchase.

[29]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[30]
2.	The Manager has contractually committed through October 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.50% for Class A, 0.40% for Class A2, 0.20% for Class R6 and 0.25% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[31]
1.	Investments of $500,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

[32]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[33]
2.	The Manager has contractually committed through October 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.70% for Class A and at 0.52% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.